Inventories and cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Inventories and cost of sales
Schedule of inventories and cost of sales

	2021		2020	2019

Finished goods	Ps.	901,523	904,999	224,025
Packing material		35,718	26,029	4,577
		937,241	931,028	228,602
Merchandise in transit		402,137	342,998	116,952
	Ps.	1,339,378	1,274,026	345,554